Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
1.	Description of Business
Grove Collaborative Holdings, Inc., a public benefit corporation, (formerly known as Virgin Group Acquisition Corp. II) and its wholly owned subsidiaries (collectively, the “Company” or “Grove”) is a digital-first, sustainability-oriented consumer products innovator specializing in the development and sale of household, personal care, beauty and other consumer products with an environmental focus and headquartered in San Francisco, California. In the United States, the Company sells its products through two channels: a direct-to-consumer
(“DTC”) platform at www.grove.co and the Company’s mobile applications, where the Company sells products from Grove-owned brands (“Grove Brands”) and third-parties, and the retail channel into which the Company sell products from Grove-owned brands at wholesale. The Company develops and sells natural products that are free from the harmful chemicals identified in the Company’s “anti-ingredient” list and designs form factors and product packaging that reduces plastic waste and improves the environmental impact of the categories in which the Company operates. The Company also purchases environmental offsets that have made it the first plastic neutral retailer in the world, and we plan to become
100%
plastic-free by 2025. Grove Collaborative, Inc. (herein referred to as “Legacy Grove”), the Company’s accounting predecessor, was incorporated in Delaware in 2016.
On June 16, 2022 (the “Closing Date”), the Company consummated the previously-announced transactions contemplated by the Agreement and Plan of Merger, dated December 7, 2021, amended and restated on March 31, 2022 (the “Merger Agreement”), among Virgin Group Acquisition Corp. II, a blank check company incorporated as a Cayman Islands exempt company in 2020 (“VGAC II”), Treehouse Merger Sub, Inc. (“VGAC II Merger Sub I”), Treehouse Merger Sub II, LLC (“VGAC II Merger Sub II”), and Legacy Grove (“the Merger”). In connection with the Merger, VGAC II changed its jurisdiction of incorporation from the Cayman Islands to the State of Delaware and changed its name to Grove Collaborative Holdings, Inc (the “Domestication”), a public benefit corporation. On the Closing Date, VGAC Merger Sub II merged with and into Legacy Grove with Legacy Grove being the surviving corporation and a wholly-owned subsidiary of the Company (the “Initial Merger”), and, immediately following the Initial Merger, and as part of the same overall transaction as the Initial Merger, Legacy Grove merged with and into VGAC Merger Sub II, the separate corporate existence of Legacy Grove ceased, and Merger Sub II continued as the surviving company and a wholly-owned subsidiary of the Company and changed its name to Grove Collaborative, Inc.(together with the Merger and the Domestication, the “Business Combination”).
The Business Combination is accounted for as a reverse recapitalization with Legacy Grove being the accounting acquirer and VGAC II as the acquired company for accounting purposes. Accordingly, all historical financial information presented in the unaudited condensed consolidated financial statements represents the accounts of Legacy Grove. The shares and net loss per common share prior to the Closing have been retroactively restated as shares reflecting the exchange ratio established in the Closing.
Prior to the Business Combination, VGAC II’s public shares, and public warrants were listed on the New York Stock Exchange (“NYSE”) under the symbols “VGII” and “VGII.WS,” respectively. On June 17, 2022, the Company’s Class A common stock and public warrants began trading on (“NYSE”), under the symbols “GROV” and “GROV.WS,” respectively. See Note 3, Recapitalization for additional details.
Restatement of Previously Issued Unaudited Condensed Consolidated Financial Statements
The Company is restating its unaudited condensed consolidated financial statements for the six months ended June 30, 2022 included in this Amendment No. 1 on this Quarterly Report on
Form 10-Q/A.

Subsequent to the issuance of the Company’s unaudited condensed consolidated financial statements for the six months ended June 30, 2022, prior period misstatements were identified. The weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, basic and diluted (“WASO”) for the six months ended June 30, 2021, which incorrectly did not give effect to the exchange ratio as prescribed by the Merger Agreement.
Based on ASC 805-40, Reverse Acquisitions, the equity structure of the accounting acquirer should be restated for prior periods using the exchange ratio established in the acquisition agreement. As a result of this error, the net loss per share attributable to common stockholders, basic and diluted, was materially overstated by $0.96 for the six months ended June 30, 2021.
The Company determined that the unaudited condensed consolidated financial statements should be restated to reflect the application of the exchange ratio to the weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted for the six months ended June 30, 2021. The error had no impact on previously reported cash balances, net loss or operating cash flows as of or for the six months ended June 30, 2021.
Impact of the Restatement
The impact of the restatement on the unaudited condensed consolidated statement of operations for the six months ended June 30, 2021, is as follows:
Condensed consolidated statement of operations for the six months ended June 30, 2021

	As Previously Reported	Adjustments	As Restated
Net loss per share attributable to common stockholders, basic and diluted	$(9.13)	$0.96	$(8.17)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and dilute d	7,277,677	848,070	8,125,747

1.	Description of Business
Grove Collaborative, Inc. (the “Company” or “Grove” or “Legacy Grove”), which was incorporated in Delaware and converted to a Delaware public benefit corporation in March 2021, is a digital-first, sustainability-oriented consumer products innovator specializing in the development and sale of household, personal care, beauty and other consumer products with an environmental focus. In the United States, the Company sells its products through two channels: a direct-to-consumer
(“DTC”) platform at www.grove.co and the Company’s mobile applications, where the Company sells products from Grove-owned brands (“Grove Brands”) and third-parties, and the retail channel into which we sell products from Grove-owned brands at wholesale. The Company develops and sells natural products that are free from the harmful chemicals identified in the Company’s “anti-ingredient” list and we design form factors and product packaging that reduces plastic waste and improves the environmental impact of the categories in which we operate. The Company also purchases environmental offsets that have made it the first plastic neutral retailer in the world, and we plan to become 100% plastic-free by 2025.
On December 7, 2021, the Company entered into an Agreement and Plan of Merger with Virgin Group Acquisition Corp. II, a Cayman Islands exempted company (“VGAC II”), a special purpose acquisition company and Treehouse Merger Sub, Inc., a Delaware corporation and wholly owned direct subsidiary of VGAC II (“VGAC II Merger Sub”) whereby VGAC II Merger Sub will merge with and into Grove, with Grove surviving the merger as a wholly owned direct subsidiary of New Grove (the “Merger”).
Recapitalization
On June 16, 2022 (the “Closing Date”), the Company consummated the transactions contemplated by the Agreement and Plan of Merger, dated December 7, 2021, amended and restated on March 31, 2022 (the “Merger Agreement”), among Virgin Group Acquisition Corp. II, a blank check company incorporated as a Cayman Islands exempt company in 2020 (“VGAC II”), Treehouse Merger Sub, Inc. (“VGAC II Merger Sub I”), Treehouse Merger Sub II, LLC (“VGAC II Merger Sub II”), and Legacy Grove (“the Merger”). In connection with the Merger, VGAC II changed its jurisdiction of incorporation from the Cayman Islands to the State of Delaware and changed its name to Grove Collaborative Holdings, Inc (“New Grove”) (the “Domestication”), a public benefit corporation. On the Closing Date, VGAC Merger Sub II merged with and into Legacy Grove with Legacy Grove being the surviving corporation and a wholly-owned subsidiary of New Grove (the “Initial Merger”), and, immediately following the Initial Merger, and as part of the same overall transaction as the Initial Merger, Legacy Grove merged with and into VGAC Merger Sub II, the separate corporate existence of Legacy Grove ceased, and Merger Sub II continued as the surviving company and a wholly-owned subsidiary of the Company and changed its name to Grove Collaborative, Inc.(together with the Merger and the Domestication, the “Business Combination”).
The Business Combination is accounted for as a reverse recapitalization with Legacy Grove being the accounting acquirer and VGAC II as the acquired company for accounting purposes. Accordingly, all historical financial information presented in the audited condensed financial statements represents the accounts of Legacy Grove as-if Legacy Grove is the predecessor and legal successor to VGAC II. All shares and net loss per common share prior to the Closing have been retroactively restated as shares reflecting the exchange ratio of approximately 1.17604.